Contractual obligations and deferred income (Tables)	12 Months Ended
Dec. 31, 2023
Contractual obligations and deferred income
Schedule of contractual obligations and deferred income
	December 31, 2023	December 31, 2022
Refund liability (i)	32,613	51,533
Contract of exclusivity for processing payroll	202	587
Deferred income in leaseback agreement	-	4,075
Other contractual obligations	-	1,657
	32,815	57,852
Current	32,815	57,852
Non-current	-	-
	32,815	57,852

(i)	Refers to the customer’s right to return goods. The Company business cycle is from October to September for each year.